Debentures and Long-term Loans from Financial Institutions (Schedule of Debentures) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Noncurrent liabilities
Debentures	₪ 2,723	₪ 2,511
Long-term loans from financial institutions	50	300
Non- current liabilities	2,773	2,811
Current liabilities
Current maturities of debentures	376	409
Current maturities of loans from financial institutions	138	100
Current liabilities	₪ 514	₪ 509